Impairment of long-lived assets (Tables)	12 Months Ended
Dec. 31, 2019
Impairment of long-lived assets [Abstract]
Present Value of Expected Cash Flows for Each Segment
The present value of the cash flows expected for each segment was determined applying an appropriate discount rate.

	2019		2018
	Growth rate	Discount rate	Growth rate	Discount rate
Vessels	2.00%	7.19%	2.00%	7.18%